Earnings (loss) per share - Schedule of Computation of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted:
Net loss	$ (106,589)	$ (15,924)	$ (13,495)
Weighted average shares outstanding for calculating basic and diluted loss per share	86,043,051	68,810,533	62,043,383
Basic and diluted loss per share	$ (1.24)	$ (0.23)	$ (0.22)